Quarterly Holdings Report
for
Fidelity® MSCI Consumer Discretionary Index ETF
October 31, 2023
T01-NPRT1-1223
1.9584803.109

Schedule of Investments October 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
AUTOMOBILE COMPONENTS – 2.3%
Automotive Parts & Equipment – 2.2%
Adient PLC (a)		27,820	$ 937,256
American Axle & Manufacturing Holdings, Inc. (a)		49,529	334,321
Aptiv PLC (a)		73,310	6,392,632
Atmus Filtration Technologies, Inc. (a)		10,784	202,308
Autoliv, Inc.		22,231	2,037,471
BorgWarner, Inc.		63,111	2,328,796
Dana, Inc.		42,139	483,756
Dorman Products, Inc. (a)		8,536	530,768
Fox Factory Holding Corp. (a)		12,097	985,542
Garrett Motion, Inc. (a)		41,627	293,887
Gentex Corp.		63,833	1,830,730
Gentherm, Inc. (a)		10,771	433,210
Holley, Inc. (a)		36,117	153,497
LCI Industries		7,581	822,463
Lear Corp.		16,000	2,076,160
Luminar Technologies, Inc. (a)		88,842	281,629
Modine Manufacturing Co. (a)		17,306	683,587
Patrick Industries, Inc.		7,189	540,253
Phinia, Inc. (a)		17,485	452,512
QuantumScape Corp. (a)		100,753	525,931
Solid Power, Inc. (a)		103,258	136,300
Standard Motor Products, Inc.		8,883	310,283
Stoneridge, Inc. (a)		13,895	226,072
Visteon Corp. (a)		8,234	947,980
XPEL, Inc. (a)		7,352	340,398
			24,287,742
Tires & Rubber – 0.1%
Goodyear Tire & Rubber Co. (a)		83,222	990,342
TOTAL AUTOMOBILE COMPONENTS	25,278,084
AUTOMOBILES – 15.5%
Automobile Manufacturers – 15.4%
Canoo, Inc. (a)		409,528	112,252
Fisker, Inc. (a)		73,548	330,966
Ford Motor Co.		1,009,819	9,845,735
General Motors Co.		357,631	10,085,194
Lucid Group, Inc. (a)		253,850	1,045,862
Rivian Automotive, Inc. Class A (a)		172,342	2,795,387
Tesla, Inc. (a)		724,892	145,587,309
Thor Industries, Inc.		14,275	1,255,201
Winnebago Industries, Inc.		9,883	572,720
			171,630,626
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.		38,982	1,046,667
TOTAL AUTOMOBILES	172,677,293

		Shares	Value
BROADLINE RETAIL – 26.4%
Broadline Retail – 26.4%
Amazon.com, Inc. (a)		2,009,195	$ 267,403,762
Dillard's, Inc. Class A		1,389	431,215
eBay, Inc.		139,109	5,457,246
Etsy, Inc. (a)		33,279	2,073,282
Kohl's Corp.		33,414	753,486
Macy's, Inc.		78,950	961,611
MercadoLibre, Inc. (a)		11,594	14,385,140
Nordstrom, Inc.		34,186	477,920
Ollie's Bargain Outlet Holdings, Inc. (a)		17,650	1,363,286
Qurate Retail, Inc. (a)		283,205	124,808
TOTAL BROADLINE RETAIL	293,431,756
DISTRIBUTORS – 1.0%
Distributors – 1.0%
Genuine Parts Co.		36,611	4,717,693
LKQ Corp.		70,610	3,101,191
Pool Corp.		10,323	3,259,694
TOTAL DISTRIBUTORS	11,078,578
DIVERSIFIED CONSUMER SERVICES – 1.4%
Education Services – 0.8%
2U, Inc. (a)		68,768	145,788
Adtalem Global Education, Inc. (a)		14,441	748,044
Bright Horizons Family Solutions, Inc. (a)		16,210	1,200,513
Chegg, Inc. (a)		43,173	325,093
Coursera, Inc. (a)		33,878	587,444
Duolingo, Inc. (a)		8,628	1,260,119
Graham Holdings Co. Class B		1,162	672,473
Grand Canyon Education, Inc. (a)		9,068	1,073,016
Laureate Education, Inc.		44,003	622,202
Perdoceo Education Corp. (a)		26,042	471,100
Strategic Education, Inc.		7,460	614,033
Stride, Inc. (a)		13,915	765,047
Udemy, Inc. (a)		30,122	268,989
			8,753,861
Specialized Consumer Services – 0.6%
ADT, Inc.		77,901	440,920
Carriage Services, Inc.		8,148	175,997
European Wax Center, Inc. Class A (a)		17,229	254,472
Frontdoor, Inc. (a)		25,181	728,486
H&R Block, Inc.		42,377	1,739,576
Mister Car Wash, Inc. (a)		45,368	235,914
OneSpaWorld Holdings Ltd. (a)		35,720	374,346
Rover Group, Inc. (a)		49,554	319,623
Service Corp. International		40,892	2,225,343

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
DIVERSIFIED CONSUMER SERVICES – continued
Specialized Consumer Services – continued
WW International, Inc. (a)		34,282	$ 268,085
			6,762,762
TOTAL DIVERSIFIED CONSUMER SERVICES	15,516,623
HOTELS, RESTAURANTS & LEISURE – 21.3%
Casinos & Gaming – 2.1%
Accel Entertainment, Inc. (a)		28,479	280,518
Bally's Corp. (a)		17,189	156,764
Boyd Gaming Corp.		21,452	1,185,223
Caesars Entertainment, Inc. (a)		57,442	2,291,361
Churchill Downs, Inc.		18,268	2,006,557
DraftKings, Inc. Class A (a)		110,923	3,063,693
Everi Holdings, Inc. (a)		33,314	359,458
Golden Entertainment, Inc. (a)		9,541	299,206
Las Vegas Sands Corp. (a)		90,033	4,272,966
Light & Wonder, Inc. (a)		25,081	1,833,672
MGM Resorts International (a)		78,137	2,728,544
Monarch Casino & Resort, Inc.		5,825	350,607
Penn Entertainment, Inc. (a)		45,410	895,939
Red Rock Resorts, Inc. Class A		15,971	631,653
Wynn Resorts Ltd.		27,529	2,416,496
			22,772,657
Hotels, Resorts & Cruise Lines – 7.5%
Airbnb, Inc. Class A (a)		105,923	12,529,632
Bluegreen Vacations Holding Corp.		6,339	212,420
Booking Holdings, Inc. (a)		9,600	26,779,776
Carnival Corp. (a)		265,073	3,037,737
Choice Hotels International, Inc.		9,540	1,054,170
Expedia Group, Inc. (a)		38,587	3,676,955
Hilton Grand Vacations, Inc. (a)		23,168	832,890
Hilton Worldwide Holdings, Inc.		68,209	10,335,710
Hyatt Hotels Corp. Class A		13,157	1,347,803
Lindblad Expeditions Holdings, Inc. (a)		23,616	146,891
Marriott International, Inc. Class A		67,251	12,680,848
Marriott Vacations Worldwide Corp.		10,209	917,381
Norwegian Cruise Line Holdings Ltd. (a)		116,143	1,579,545
Playa Hotels & Resorts NV (a)		46,742	337,945
Royal Caribbean Cruises Ltd. (a)		59,887	5,074,225
Sabre Corp. (a)		105,630	369,705
Soho House & Co., Inc. (a)		29,825	214,740
Target Hospitality Corp. (a)		18,344	251,863
Travel & Leisure Co.		23,045	784,221
Wyndham Hotels & Resorts, Inc.		23,774	1,721,238
			83,885,695
Leisure Facilities – 0.5%
Bowlero Corp. (a)		25,166	253,925

		Shares	Value

Life Time Group Holdings, Inc. (a)		23,485	$ 277,593
Planet Fitness, Inc. Class A (a)		24,038	1,328,580
SeaWorld Entertainment, Inc. (a)		12,636	544,359
Six Flags Entertainment Corp. (a)		24,463	486,814
Vail Resorts, Inc.		10,878	2,308,856
Xponential Fitness, Inc. Class A (a)		12,961	184,953
			5,385,080
Restaurants – 11.2%
Aramark		66,796	1,798,816
BJ's Restaurants, Inc. (a)		10,758	276,696
Bloomin' Brands, Inc.		27,386	639,189
Brinker International, Inc. (a)		15,516	526,303
Cheesecake Factory, Inc.		16,895	524,928
Chipotle Mexican Grill, Inc. (a)		7,082	13,754,660
Chuy's Holdings, Inc. (a)		8,442	284,158
Cracker Barrel Old Country Store, Inc.		6,792	450,717
Darden Restaurants, Inc.		31,630	4,603,114
Dave & Buster's Entertainment, Inc. (a)		13,364	466,938
Denny's Corp. (a)		29,274	252,342
Dine Brands Global, Inc.		6,440	317,427
Domino's Pizza, Inc.		9,352	3,170,234
DoorDash, Inc. Class A (a)		66,204	4,961,990
Dutch Bros, Inc. Class A (a)		19,987	486,483
El Pollo Loco Holdings, Inc. (a)		19,538	163,142
First Watch Restaurant Group, Inc. (a)		14,832	247,843
Jack in the Box, Inc.		6,959	439,670
Krispy Kreme, Inc.		30,118	389,426
Kura Sushi USA, Inc. Class A (a)		3,035	173,420
McDonald's Corp.		185,886	48,733,732
Papa John's International, Inc.		10,333	671,852
Portillo's, Inc. Class A (a)		19,670	294,066
RCI Hospitality Holdings, Inc.		4,329	235,974
Shake Shack, Inc. Class A (a)		11,599	650,008
Starbucks Corp.		292,828	27,010,455
Sweetgreen, Inc. Class A (a)		34,224	353,534
Texas Roadhouse, Inc.		18,403	1,868,641
Wendy's Co.		52,438	997,371
Wingstop, Inc.		8,498	1,553,179
Yum! Brands, Inc.		72,230	8,729,718
			125,026,026
TOTAL HOTELS, RESTAURANTS & LEISURE	237,069,458
HOUSEHOLD DURABLES – 4.7%
Consumer Electronics – 0.4%
Garmin Ltd.		40,268	4,128,678
GoPro, Inc. Class A (a)		70,963	178,117
Snap One Holdings Corp. (a)		19,323	144,729
Sonos, Inc. (a)		41,394	446,228

Quarterly Report	3

Common Stocks – continued
		Shares	Value
HOUSEHOLD DURABLES – continued
Consumer Electronics – continued
Vizio Holding Corp. Class A (a)		39,781	$ 202,485
			5,100,237
Home Furnishings – 0.4%
Ethan Allen Interiors, Inc.		10,402	273,157
La-Z-Boy, Inc.		15,712	459,419
Leggett & Platt, Inc.		39,026	914,379
Lovesac Co. (a)		9,829	161,785
Mohawk Industries, Inc. (a)		15,222	1,223,545
Tempur Sealy International, Inc.		47,068	1,879,425
			4,911,710
Homebuilding – 3.5%
Beazer Homes USA, Inc. (a)		12,349	298,722
Cavco Industries, Inc. (a)		2,522	629,264
Century Communities, Inc.		9,365	575,947
DR Horton, Inc.		80,716	8,426,750
Dream Finders Homes, Inc. Class A (a)		11,677	229,920
Green Brick Partners, Inc. (a)		9,954	385,220
Hovnanian Enterprises, Inc. Class A (a)		2,772	192,599
Installed Building Products, Inc.		7,132	796,430
KB Home		23,425	1,035,385
Legacy Housing Corp. (a)		9,492	175,697
Lennar Corp. Class A		65,341	6,970,578
LGI Homes, Inc. (a)		6,620	625,656
M/I Homes, Inc. (a)		8,604	706,130
MDC Holdings, Inc.		18,904	717,407
Meritage Homes Corp.		10,410	1,186,948
NVR, Inc. (a)		848	4,589,902
PulteGroup, Inc.		58,582	4,311,049
Skyline Champion Corp. (a)		16,031	939,898
Taylor Morrison Home Corp. (a)		29,496	1,130,287
Toll Brothers, Inc.		29,639	2,095,774
TopBuild Corp. (a)		8,585	1,963,905
Tri Pointe Homes, Inc. (a)		30,296	759,218
			38,742,686
Household Appliances – 0.3%
Cricut, Inc. Class A		23,065	196,745
Helen of Troy Ltd. (a)		7,296	717,343
iRobot Corp. (a)		10,526	346,621
Traeger, Inc. (a)		46,261	121,666
Whirlpool Corp.		14,981	1,566,413
			2,948,788
Housewares & Specialties – 0.1%
Newell Brands, Inc.		113,956	765,784
TOTAL HOUSEHOLD DURABLES	52,469,205
LEISURE PRODUCTS – 1.0%
Leisure Products – 1.0%
Acushnet Holdings Corp.		11,052	563,210

		Shares	Value

Brunswick Corp.		19,710	$ 1,369,254
Clarus Corp.		4,990	28,892
Funko, Inc. Class A (a)		31,898	245,934
Hasbro, Inc.		35,705	1,612,081
Johnson Outdoors, Inc. Class A		3,961	188,345
Malibu Boats, Inc. Class A (a)		7,889	344,118
Marine Products Corp.		10,491	102,182
MasterCraft Boat Holdings, Inc. (a)		9,813	200,578
Mattel, Inc. (a)		96,683	1,844,712
Peloton Interactive, Inc. Class A (a)		101,543	483,345
Polaris, Inc.		15,002	1,296,473
Smith & Wesson Brands, Inc.		22,899	337,302
Sturm Ruger & Co., Inc.		7,251	401,343
Topgolf Callaway Brands Corp. (a)		46,538	568,694
Vista Outdoor, Inc. (a)		19,621	492,879
YETI Holdings, Inc. (a)		25,102	1,067,337
TOTAL LEISURE PRODUCTS	11,146,679
SPECIALTY RETAIL – 20.2%
Apparel Retail – 4.2%
Abercrombie & Fitch Co. Class A (a)		16,894	1,027,493
American Eagle Outfitters, Inc.		56,629	989,309
Boot Barn Holdings, Inc. (a)		9,257	643,362
Buckle, Inc.		11,498	388,287
Burlington Stores, Inc. (a)		17,315	2,095,634
Caleres, Inc.		14,165	362,341
Chico's FAS, Inc. (a)		58,817	439,951
Children's Place, Inc. (a)		8,167	223,531
Designer Brands, Inc. Class A		27,798	281,038
Foot Locker, Inc.		27,359	574,265
Gap, Inc.		70,073	896,934
Genesco, Inc. (a)		7,794	213,634
Guess?, Inc.		14,378	309,127
Revolve Group, Inc. (a)		19,658	270,298
Ross Stores, Inc.		87,838	10,186,573
Shoe Carnival, Inc.		10,446	239,004
Stitch Fix, Inc. Class A (a)		56,058	183,870
TJX Cos., Inc.		293,972	25,890,114
Urban Outfitters, Inc. (a)		19,330	669,205
Victoria's Secret & Co. (a)		24,802	443,460
Zumiez, Inc. (a)		12,022	197,521
			46,524,951
Automotive Retail – 3.7%
Advance Auto Parts, Inc.		17,200	894,916
America's Car-Mart, Inc. (a)		2,904	194,510
Arko Corp.		34,537	260,754
Asbury Automotive Group, Inc. (a)		5,574	1,066,696
AutoNation, Inc. (a)		9,093	1,182,818
AutoZone, Inc. (a)		4,711	11,669,759
Camping World Holdings, Inc. Class A		16,338	273,662
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Automotive Retail – continued
CarMax, Inc. (a)	41,946	$ 2,562,481
Carvana Co. (a)	32,244	870,588
EVgo, Inc. (a)	60,192	124,297
Group 1 Automotive, Inc.	4,143	1,045,403
Lithia Motors, Inc.	7,467	1,808,582
Monro, Inc.	12,214	303,152
Murphy USA, Inc.	5,713	2,072,048
O'Reilly Automotive, Inc. (a)	15,744	14,648,847
Penske Automotive Group, Inc.	7,079	1,012,863
Sonic Automotive, Inc. Class A	6,653	318,346
Valvoline, Inc.	37,765	1,120,488
		41,430,210
Computer & Electronics Retail – 0.4%
Best Buy Co., Inc.	51,685	3,453,592
GameStop Corp. Class A (a)	77,414	1,065,991
Upbound Group, Inc.	16,973	442,316
		4,961,899
Home Improvement Retail – 9.4%
Floor & Decor Holdings, Inc. Class A (a)	27,100	2,233,040
Home Depot, Inc.	255,711	72,798,364
Lowe's Cos., Inc.	151,938	28,954,825
		103,986,229
Homefurnishing Retail – 0.5%
Aaron's Co., Inc.	19,341	143,317
Arhaus, Inc. (a)	28,424	245,015
Haverty Furniture Cos., Inc.	7,893	205,612
Overstock.com, Inc. (a)	17,523	273,359
RH (a)	5,177	1,128,379
Sleep Number Corp. (a)	11,866	193,060
Wayfair, Inc. Class A (a)	22,240	947,646
Williams-Sonoma, Inc.	17,553	2,637,163
		5,773,551
Other Specialty Retail – 2.0%
1-800-FLOWERS.com, Inc. Class A (a)	26,588	199,676
Academy Sports & Outdoors, Inc.	21,991	986,076
Bath & Body Works, Inc.	59,128	1,753,145
Chewy, Inc. Class A (a)	34,753	671,776
Dick's Sporting Goods, Inc.	16,887	1,806,065
Five Below, Inc. (a)	14,877	2,588,301
Hibbett, Inc.	6,617	304,845
Leslie's, Inc. (a)	66,047	326,272
MarineMax, Inc. (a)	9,634	263,779
National Vision Holdings, Inc. (a)	27,468	426,853
ODP Corp. (a)	11,846	532,122
Petco Health & Wellness Co., Inc. (a)	44,724	154,745
PetMed Express, Inc.	17,946	123,648
Sally Beauty Holdings, Inc. (a)	41,576	353,396

		Shares	Value

Signet Jewelers Ltd.		12,918	$ 902,064
Tractor Supply Co.		28,486	5,485,264
Ulta Beauty, Inc. (a)		12,955	4,939,871
Warby Parker, Inc. Class A (a)		30,045	389,984
Winmark Corp.		1,148	463,011
			22,670,893
TOTAL SPECIALTY RETAIL	225,347,733
TEXTILES, APPAREL & LUXURY GOODS – 5.9%
Apparel, Accessories & Luxury Goods – 2.2%
Capri Holdings Ltd. (a)		34,471	1,764,226
Carter's, Inc.		11,615	780,063
Columbia Sportswear Co.		11,375	839,475
Figs, Inc. Class A (a)		54,524	300,427
G-III Apparel Group Ltd. (a)		17,567	448,837
Hanesbrands, Inc.		116,129	486,581
Kontoor Brands, Inc.		15,725	730,426
Levi Strauss & Co. Class A		34,297	468,840
Lululemon Athletica, Inc. (a)		29,788	11,720,982
Movado Group, Inc.		9,306	259,265
Oxford Industries, Inc.		5,411	456,688
PVH Corp.		17,706	1,316,441
Ralph Lauren Corp.		11,503	1,294,433
Tapestry, Inc.		63,103	1,739,119
Under Armour, Inc. Class A (a)		67,407	461,738
Under Armour, Inc. Class C (a)		71,950	462,639
VF Corp.		90,948	1,339,664
			24,869,844
Footwear – 3.7%
Crocs, Inc. (a)		17,214	1,537,554
Deckers Outdoor Corp. (a)		6,917	4,129,864
NIKE, Inc. Class B		314,228	32,293,212
Skechers USA, Inc. Class A (a)		36,886	1,778,643
Steven Madden Ltd.		22,523	738,529
Wolverine World Wide, Inc.		37,583	302,543
			40,780,345
TOTAL TEXTILES, APPAREL & LUXURY GOODS	65,650,189
TOTAL COMMON STOCKS (Cost $1,178,197,260)			1,109,665,598

Quarterly Report	5

Money Market Fund – 0.2%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund 5.25% (b) (Cost $2,310,000)		2,310,000	$ 2,310,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,180,507,260)	1,111,975,598
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	573,614
NET ASSETS – 100.0%	$ 1,112,549,212

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $161,100 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	15	December 2023	2,317,950	(220,933)	(220,933)
CME E-mini Russell 2000 Index Contracts (United States)	3	December 2023	250,260	(21,481)	(21,481)
Total Equity Index Contracts					$(242,414)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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8	Quarterly Report